Employee Benefits - Other obligations with personnel (Details)	12 Months Ended
Dec. 31, 2025 item director
Employee Benefits
Number of employees or directors that have agreements | director	29
Number of executives entitled to termination benefits | item	21
Minimum
Employee Benefits
Number of years of salary for employees/directors	1 year
Number of years of salary for executives	1 year
Maximum
Employee Benefits
Number of years of salary for employees/directors	5 years
Number of years of salary for executives	4 years